Fair Value, Transfers Between Fair Value Levels (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	$ 0	$ 0
Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0
Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0
Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0
Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0
Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0
Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	17	31
Transfer Out	(242)	0
Fair Value, Inputs, Level 1 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	23
Transfer Out	(242)	0
Fair Value, Inputs, Level 1 [Member] | Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	17	8
Transfer Out	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0
Transfer Out	0	0
Fair Value, Inputs, Level 1 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0
Transfer Out	0	0
Fair Value, Inputs, Level 1 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0
Transfer Out	0	0
Fair Value, Inputs, Level 1 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0
Transfer Out	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	13,759	10,238
Transfer Out	(496)	(6,436)
Fair Value, Inputs, Level 2 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	535	16
Transfer Out	(56)	(37)
Fair Value, Inputs, Level 2 [Member] | Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	12,830	9,832
Transfer Out	(117)	(68)
Fair Value, Inputs, Level 2 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	343	298
Transfer Out	(336)	(488)
Fair Value, Inputs, Level 2 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	193	41
Transfer Out	0	(5,851)
Fair Value, Inputs, Level 2 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	(142)	51
Transfer Out	13	8
Fair Value, Inputs, Level 2 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0
Transfer Out	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	475	6,405
Transfer Out	(13,513)	(10,238)
Fair Value, Inputs, Level 3 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	52	14
Transfer Out	(289)	(16)
Fair Value, Inputs, Level 3 [Member] | Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	100	60
Transfer Out	(12,830)	(9,832)
Fair Value, Inputs, Level 3 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	336	488
Transfer Out	(343)	(298)
Fair Value, Inputs, Level 3 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	5,851
Transfer Out	(193)	(41)
Fair Value, Inputs, Level 3 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	(13)	(8)
Transfer Out	142	(51)
Fair Value, Inputs, Level 3 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0
Transfer Out	$ 0	$ 0